SHARE CAPITAL	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SHARE CAPITAL

11.	SHARE CAPITAL

11.1 Authorized: Unlimited number of common shares without par value

11.2 Issued and Outstanding Common Shares:

The details for the common share issuances during the six months ended June 30, 2023 are as follows:

a.	During the six months ended June 30, 2023, the Company issued 925,667 shares at prices ranging from $0.87 to $1.01, the Company incurred share issuance costs of $44 for net proceeds of $823 through its At-the-Market equity program.

The details for the common share issuances during the six months ended June 30, 2022 were as follows:

b.	During the six months ended June 30, 2022, 4,444,445 units, each unit consisting of one common share and one warrant, were issued on settlement of a private placement at a price of $2.70 for gross proceeds of $12,000. The value allocated to the warrants based on the residual value method was $nil. The Company also incurred share issuance costs of $1,283 in relation to this private placement.

During the six months ended June 30, 2022, the Company also issued 302,555 shares at prices ranging from $2.96 to $3.65 for gross proceeds of $988 through its At-the-Market equity program.

c.	During the six months ended June 30, 2022, 66,661 stock options were exercised by employees of the Company at an average exercise price of $1.13 for gross proceeds of $75.

11.3 Directors, Consultants, and Employee stock options

The Company has adopted a share option plan for which options to acquire up to a total of 10% of the issued share capital, at the award date, may be granted to eligible optionees from time to time. Generally, share options granted have a maximum term of five years, and a vesting period and exercise price determined by the directors.

During the six months ended June 30, 2022, the Company granted 40,000 stock options to executives and directors to purchase common shares of the Company with an exercise price of C$2.98 per common share and expiring in five years. These stock options vest over three years.

During the six months ended June 30, 2023, the Company recognized $113 (June 30, 2022 - $24) on the grant and vesting of options to directors, consultants and employees.

The following tables summarize information about the Company’s stock options outstanding at June 30, 2023:

				Remaining
	Options	Options	Exercise	Contractual
	Outstanding	Exercisable	Price	Life (Years)	Expiry Date
			C$

January 17, 2019	166,666	166,666	2.40	0.55	January 17, 2024
November 15, 2019	233,333	233,333	1.50	1.50	November 15, 2024
November 28, 2019	16,666	16,666	1.56	1.56	November 28, 2024
May 4, 2020	24,999	24,999	1.20	1.84	May 4, 2025
November 23, 2020	66,664	66,664	6.15	2.40	November 23, 2025
January 12, 2021	333,333	333,333	6.51	2.54	January 11, 2026
February 1, 2021	41,666	41,666	9.36	2.59	January 31, 2026
April 27, 2021	60,000	40,000	7.24	2.82	April 26, 2026
March 31, 2022	40,000	13,333	2.98	3.75	March 30, 2027
September 22, 2022	250,000	—	1.50	2.23	September 21, 2025
November 25, 2022	97,500	16,250	1.30	4.41	November 24, 2027

Total	1,330,827	952,910

During the six months ended June 30, 2023, 249,999 stock options expired.

11.4 Deferred Share Units

Pursuant to the Company’s Deferred Share Unit (“DSU”) Incentive Plan approved by the board of directors of the Company on July 8, 2018, deferred stock units to acquire common shares of the Company may be granted to specified board members of the Company in accordance with the terms and conditions of the plan.

Each DSU entitles the participant to receive one common share upon vesting. DSUs vest into common shares on the board members’ separation date from the board of directors. DSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such DSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the DSU vests and the DSU participant receives common shares.

A summary of the Company’s DSUs are as follows:

Number of DSUs

Outstanding, December 31, 2021	170,791
Issued	452,910
Outstanding, December 31, 2022	623,701
Issued	342,363
Outstanding, June 30, 2023	966,064

During the six months ended June 30, 2023, the Company issued 342,363 DSUs (June 30, 2022 – 163,387) to board members of the Company that vest upon the board members separation date from the Board of Directors.

During the six months ended June 30, 2023, the Company recorded $276 (June 30, 2022 - $282) as stock-based compensation for the fair value of the DSUs issued.